Earnings per share (Details) (USD $) In Thousands, except Share data	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Earnings Per Share Reconciliation [Abstract]
Net income/(loss) attributable to DryShips Inc.	$ (88,324)	$ 32,740	[1]
Less:Series A Convertible Preferred stock dividends	(3,930)	(6,444)
Less: Non-vested common stock dividends declared and undistributed earnings	0	(318)
Earnings Per Share, Basic and Diluted [Abstract]
Income/(loss) available to common stockholders	$ (92,254)	$ 25,978	[1]
Weighted average number of outstanding shares	344,259,487	255,012,737
Amount per share	$ (0.27)	$ 0.10	[1]

[1]	As restated, see also Note 3